Derivative Financial Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Dec. 28, 2013 M
Derivative [Line Items]
Maximum length of time hedged forecasted transactions, months	18 months
Maximum length Of time hedged undesignated positions, months	18
Grain [Member]
Derivative [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	$ (9)